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                                                                          [LOGO]
                                                                    THE HARTFORD

August 13, 2003

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Two (Registrant)
     File No. 333-105252

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on July 31, 2003.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-5910.

Sincerely yours,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist